Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	12/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Dan Boncarosky, CFA	Senior Portfolio Manager and Head of Multi-Asset Strategy	Lead Portfolio Manager	2017
Thomas Nakamura	Portfolio Manager	Portfolio Manager	2022
Juno Chen, CFA	Senior Portfolio Manager	Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Portfolio Management	Title	Role with Fund	Managed Fund Since
Dan Boncarosky, CFA	Senior Portfolio Manager and Head of Multi-Asset Strategy	Lead Portfolio Manager	2017
Thomas Nakamura	Portfolio Manager	Portfolio Manager	2022
Juno Chen, CFA	Senior Portfolio Manager	Portfolio Manager	January 2024
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
Mr. Nakamura joined the Investment Manager in 2018. Prior to joining the Investment Manager, he was a research analyst for Fisher Investments. Mr. Nakamura began his investment career in 2011 and earned a B.A. in Economics with a minor in Statistics from Swarthmore College.
Ms. Chen joined the Investment Manager in 2023. Prior to joining the Investment Manager, she was a global portfolio manager at Dimensional Fund Advisors Pte. Ltd. in Singapore. Ms. Chen began her investment career in 2010 and earned a bachelor of economics degree from Shanghai Jiao Tong University and a Master of Finance degree from M.I.T. Sloan School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP156_07_008_(01/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Overseas Core Fund	7/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
Mr. DiGiacomo joined the Investment Manager in 2006. Mr. DiGiacomo began his investment career in 2001 and earned a B.S. in civil engineering from Brown University and an M.B.A. from the Tuck School of Business at Dartmouth College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP297_02_002_(01/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Global Technology Fund	3/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Role with Fund	Managed Fund Since
Vimal Patel	Co-Portfolio Manager	2018
Paul Wick	Co-Portfolio Manager	1994
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Sanjiv Wadhwani	Technology Team Member	2021
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Providers Contracts - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Role with Fund	Managed Fund Since
Vimal Patel	Co-Portfolio Manager	2018
Paul Wick	Co-Portfolio Manager	1994
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Sanjiv Wadhwani	Technology Team Member	2021
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for the Columbia Seligman Technology strategies. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke’s Fuqua School of Business.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Boova joined one of the Columbia Management legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995 and earned two B.S. degrees from Worcester Polytechnic Institute, an M.A. from Georgetown University and an M.B.A. from the Wharton School at the University of Pennsylvania.
Mr. Wadhwani joined the Investment Manager in 2016. Mr. Wadhwani began his investment career in 1998 and earned a B.S. from the University of Bombay and an M.B.A. from the University of Iowa.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP220_10_008_(01/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Columbia Management Investment Advisers, LLC (CMIA) under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2016
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
The rest of the section remains the same.
The information about the portfolio managers for CMIA under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Barclay, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2016
Tara Gately, CFA	Senior Portfolio Manager	Portfolio Manager	2021
Andrew Wright, CFA	Portfolio Manager	Portfolio Manager	January 2024
Mr. Barclay joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Barclay began his investment career in 1991 and earned a B.A. and an M.P.A. from Cornell University.
Ms. Gately joined the Investment Manager in 2018 as an equity research analyst. Prior to joining the Investment Manager, Ms. Gately was an equity research analyst at Loomis, Sayles & Company, L.P. (Loomis Sayles) since 1998. Ms. Gately began her investment career in 1993 and earned a B.A. in Economics from Harvard College and an M.B.A. from the Wharton School of Business.
Mr. Wright joined the Investment Manager in 2023. Prior to joining the Investment Manager, he was a senior research analyst at Portolan Capital Management, LLC. Mr. Wright began his investment career in 2008 and earned a B.B.A. in finance and management from Villanova University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP116_05_012_(01/24)